SHARE-BASED PAYMENTS - DSU Activity (Details) - Deferred share unit (DSU) plans - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	634,342	550,742
Units granted (in shares)	143,206	86,876
Units redeemed (in shares)	(79,568)	(3,276)
Units outstanding, end of year (in shares)	697,980	634,342